UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21492

The Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	December 31

Date of reporting period:	Quarter ended September 30th

Item 1.            Schedule of Investments

RESERVE YIELD PLUS FUND

SCHEDULE OF INVESTMENTS – SEPTEMBER 30, 2005 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certficates of Deposit– 25.4%

	Domestic– 2.5%
$20,000,000	Washington Mutual Bank, 3.78%, 11/01/05	$20,000,000

	Yankees– 22.9%
20,000,000	ABN-Amro Bank, 3.83%, 11/22/05	20,000,000
15,000,000	American Express Centurion, 3.67%, 10/12/05	15,000,000
15,000,000	Barclays Bank PLC, 3.78%, 11/01/05	15,000,000
15,000,000	Union Bank of Switzerland, 3.73%, 11/14/05	15,000,000
10,000,000	Societe Generale, 3.77%, 11/01/05	10,000,000
20,000,000	Fortis Bank, 3.83%, 11/22/05	20,000,000
10,000,000	BNP Paribas, 3.73%, 11/14/05	10,000,000
15,000,000	Calyon, 3.72%, 11/14/05	15,000,000
4,000,000	Credit Suisse First Boston, 4.00%, 2/23/06	4,000,000
30,000,000	Mizuho Corp Bank, 3.80%, 10/26/05	30,000,000
7,000,000	BNP Paribas, 3.6175%, 3/6/07	6,994,842
4,000,000	Bank of Nova Scotia, 3.77%, 2/23/07	3,996,987
4,000,000	Royal Bank of Scotland, 3.77%, 2/23/07	3,997,261
15,000,000	Wachovia Bank NA 3.98%, 3/30/07	14,995,674
		183,984,764
	Total Negotiable Bank Certificates of Deposit (Cost $203,984,764)	203,984,764

	Commercial Paper- 5.4%
15,000,000.00	Aspen Funding, 3.71%, 11/14/05	14,935,075
15,000,000.00	Gemini Securitization, 3.71%, 11/10/05	14,941,258
13,770,000.00	Old Line Funding Corp., 3.69%, 10/24/05	13,740,360
	Total Commerical Paper (Cost $43,616,693)	43,616,693

	Euro Time Deposits– 5.4%
18,100,000.00	Suntrust Bank, 3.89%, 10/03/05	18,100,000
25,000,000	Citibank, NA, 3.88%, 10/03/05	25,000,000
	Total Time Deposits (Cost $43,100,000)	43,100,000

	Corporate Notes- 2.0%
16,000,000.00	Merrill Lynch and Co., 3.99%, 2/27/07
	(Cost $16,026,202)	16,026,202

	Floating Rate Notes-3.0%
24,123,000	Countrywide Financial Co., 3.68%, 4/12/06
	(Cost $24,128,056)	24,128,056

	Floating Rate Demand Notes- 0.8%
3,500,000	Sabri Arac (The Quarry Lane School), 3.80%, 10/1/35	3,500,000
3,000,000	Fiore Capital LLC, 3.89%, 8/1/45	3,000,000
	Total Floating Rate Demand Notes (Cost $6,500,000)	6,500,000

	Repurchase Agreements– 57.9%
35,000,000	Bear Stearns Co. Inc. 3.92%, dated 9/30/05, due 10/3/05, repurchase proceeds at maturity $35,011,433 (collateralized by FGPC 4.50% due 6/01/35 valued at $5,620,813, FGPC 5.50% due 8/1/35 valued at $1,662,656, FGPC 4.50% due 8/01/20 valued at $5,912,935, FGPC 4.50 due 8/1/20 valued at $5,890,563, FGPC 5.50% due 10/01/32 valued at $2,293,286, FGPC 7.50% due 12/1/30 valued at $86,604, FGPC 4.50% due 8/01/20 valued at $5,912,936, FNMS 5.50 due 11/1/18 valued at $5,258,934, FNMS 5.50 due 7/1/35 valued at $3,413,402)	35,000,000

20,000,000	Wachovia Bank NA -Non Government, 4.01%, dated 9/30/05, due 10/3/05, repurchase proceeds at maturity $20,000,000 (collateralized by ABS due 7/27/40 valued at $5,779,258, ABS due 7/27/40 valued at $448,974, ABS due 5/25/35 valued at $7,467,488, ABS due 12/25/34 valued at $7,304,281)		20,000,000

35,000,000	Bank of America NA -Non Government, 3.97%, dated 9/30/05, due 10/3/05, repurchase proceeds at maturity $35,011,572 (collateralized by CBND 7.38%, due 3/1/33 valued at $36,750,001)		35,000,000

35,000,000	Deutsche Bank AG -Non Government, 4.00%, dated 10/03/05, due 10/3/05, repurchase proceeds at maturity $35,011,572 (collateralized by MTN 3.80% due 2/08/08 valued at $5,513,737, MTN 4.82% due 6/1/14 valued at $6,832,490, MTN 3.18% due 1/03/08 valued at $6,556,593, ABS due 1/10/38 valued at $1,587,741, MTN 7.38% due 9/15/06 valued at $5,633,925, MTN due 12/19/07 valued at $5,544,523, ABS due 9/25/33 valued at $5,064,090)		35,000,000

320,000,000	Barclays Bank PLC, 3.83%, dated 9/30/05, due 10/3/05, repurchase proceeds at maturity $320,102,133 (collateralized by FMNT 4.25% due 5/23/08 valued at $172,547,554, FNMA 3.88% due 2/1/08 valued at $153,853,108)		320,000,000

20,000,000	Barclays Bank PLC -Non Government, 3.98%, dated 9/30/05, due 10/3/05, repurchase proceeds at maturity $20,006,617 (collateralized by CBND 4.00% due 5/15/10 valued at $2,943,442, CBND 5.25% due 3/15/13 valued at $5,260,356, CBND 5.50% due 3/01/14 valued at $4,735,895, CBND 7.75% due 1/15/27 valued at $8,060,307)		20,000,000
	Total Repurchase Agreements (Cost $465,000,000)		465,000,000

	Total Investments (Cost $802,493,000.00)	99.9%	802,355,715
	Other assets, less liabilities	0.1%	820,349

	Net Assets	100.0%	$803,176,064

GLOSSARY

ABS	Asset Backed Security
CBND	Corporate Bond
FNMS	Fannie Mae Mortgage Securities Fixed Rate
FGPC	Federal Home Loan Gold Participation Certificates
FNMA	Federal National Mortgage Association
FNSM	Federal National Mortgage Association
FMNT	Freddie Mac Fixed Rate Notes
MTN	Medium Term Note

Item 2.                                   Controls and Procedures

(a)                                  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                                 The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:       November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Treasurer and Chief Financial Officer

Date:       November 18, 2005

*  Print the name and title of each signing officer under his or her signature.